Property and equipment	12 Months Ended
Oct. 31, 2022
Property and equipment [Abstract]
Property and equipment [Text Block]

6. Property and equipment

	As at			As at
	November 1,			October 31,
	2021	Additions	Disposals	2022
Cost
Computers	$18,570	$-	$(11,104)	$7,466
Right-of-use assets	74,307	48,408	(74,307)	48,408
	92,877	48,408	(85,411)	55,874
Accumulated amortization
Computers	12,824	1,723	(10,799)	3,748
Right-of-use assets	54,041	24,155	(74,162)	4,034
	66,865	25,878	(84,961)	7,782

Net book value	$26,012			$48,092

	As at			As at
	November 1,			October 31,
	2020	Additions	Disposals	2021
Cost
Computers	$32,040	$5,271	$(18,741)	$18,570
Right-of-use assets	74,307	-	-	74,307
	106,347	5,271	(18,741)	92,877

Accumulated amortization
Computers	30,077	1,013	(18,266)	12,824
Right-of-use assets	27,021	27,020	-	54,041
	57,098	28,033	(18,266)	66,865

Net book value	$49,249			$26,012

During the year ended October 31, 2022, the Company's lease agreement pertaining to the right-of-use asset as at October 31, 2021 expired and the asset was fully depreciated and derecognized. A new lease agreement was entered into and is therefore recorded as an addition during the year ended October 31, 2022. Refer to Note 8.